Debt Obligations and Credit Facilities - Letters of Credit (Details)	Nov. 05, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 08, 2020 USD ($)	Dec. 08, 2020 GBP (£)	Aug. 04, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 06, 2019 USD ($)	Dec. 22, 2017 USD ($)
Debt Instrument [Line Items]
Cash and investments		$ 260,900,000				$ 639,300,000
Letters of Credit | Cavello Letter of Credit Facility | Loan facilities
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 100,000,000.0
Letters of credit		100,000,000.0
Letters of Credit | Mercantile Letter of Credit Facility | Loan facilities
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 43,700,000	£ 32,000,000.0
Letters of credit		43,700,000
Letters of Credit | Loan facilities | FAL Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 275,000,000.0
Increase in borrowing capacity, limit	$ 75,000,000.0
Term extension	2 years
Available unutilized capacity		210,000,000.0				252,000,000.0
Letters of Credit | Loan facilities | 2018 Facility Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 120,000,000.0
Increase in borrowing capacity, limit							$ 60,000,000.0
Letters of credit		115,700,000				115,300,000
Letters of Credit | Loan facilities | Maiden Facility Agreement
Debt Instrument [Line Items]
Maximum borrowing capacity		800,000,000			$ 800,000,000.0
Increase in borrowing capacity, limit					40,000,000.0
Letters of credit		587,100,000				$ 608,000,000.0
Letters of Credit | Loan facilities | Maiden Facility Agreement | Previously Reported
Debt Instrument [Line Items]
Letters of credit		$ 424,100,000
Letters of Credit | Loan facilities | 2020 Letter of Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					65,000,000.0
Letters of credit					$ 61,000,000.0